Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
21.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

	2020		2021
Securities sold:
Stocks	~~W~~	387,857	275,451
Bonds		503,920	505,202
Others		5,352	7,114

		897,129	787,767
Gold/silver deposits		539,565	581,458

	~~W~~	1,436,694	1,369,225